UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2010

Date of reporting period:  February 28, 2010

Item 1. Schedule of Investments.

Schedule of Investments
February 28, 2010 (Unaudited)
Cookson Peirce Core Equity Fund

			Shares	Value
COMMON STOCKS - 99.32%
Broadcasting (except Internet) - 3.44%
Scripps Networks Interact Inc.			17,000	$672,860
Chemical Manufacturing - 6.78%
Bristol Myers Squibb Co.			23,350	572,309
Medicis Pharmaceutical Corp.			33,550	754,875
				1,327,184
Clothing and Clothing Accessories Stores - 8.62%
Nordstrom, Inc.			25,500	941,970
Urban Outfitters, Inc. (a)			23,180	746,628
				1,688,598
Computer and Electronic Product Manufacturing - 13.35%
Cree, Inc. (a)			20,000	1,356,600
Intel Corp.			260	5,338
Jabil Circuit, Inc.			56,260	853,464
Marvell Technology Group Ltd. (a)			320	6,182
Plantronics Inc.			13,860	394,040
				2,615,624
Credit Intermediation and Related Activities - 3.92%
Visa, Inc.			9,000	767,520
Food Manufacturing - 8.17%
HJ Heinz Co.			20,015	918,688
Unilever N V - ADR			22,640	681,238
				1,599,926
Hospitals - 3.64%
Tenet Healthcare Corp. (a)			135,300	713,031
Mining (except Oil and Gas) - 5.81%
BHP Billiton Ltd. - ADR			10,400	762,632
Massey Energy Corp.			8,700	374,709
				1,137,341
Miscellaneous Manufacturing - 9.73%
Intuitive Surgical, Inc. (a)			2,560	888,678
Estee Lauder Companies, Inc.			16,930	1,018,001
				1,906,679
Nonstore Retailers - 4.71%
Amazon.com, Inc. (a)			7,800	923,520
Other Information Services - 2.73%
Baidu, Inc. - ADR (a)			1,030	534,240
Professional, Scientific, and Technical Services - 5.31%
Longtop Financial Technologies Ltd. - ADR (a)			10,000	332,000
Salesforce.com, Inc. (a)			10,410	707,360
				1,039,360
Software Publishers - 10.66%
ANSYS, Inc. (a)			16,000	701,760
Oracle Corp.			25,000	616,250
Rovi Corp. (a)			23,000	770,500
				2,088,510
Transportation Equipment Manufacturing - 6.19%
Ford Motor Co. (a)			103,280	1,212,507
Utilities - 6.26%
Clean Energy Fuels Corp. (a)			25,760	464,710
Teco Energy, Inc.			49,730	762,361
				1,227,071
TOTAL COMMON STOCKS (Cost $15,806,079)				$19,453,971
			Principal
			Amount	Value
SHORT TERM INVESTMENTS - 0.42%
Money Market Funds - 0.42%
AIM STIT Liquid Assets Portfolio
0.174% (b)			$81,819	$81,819
TOTAL SHORT TERM INVESTMENTS (Cost $81,819)				$81,819
Total Investments (Cost $15,887,898) - 99.74%				$19,535,790
Other Assets in Excess of Liabilities - 0.26%				50,468
TOTAL NET ASSETS - 100.00%				$19,586,258

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Variable Rate

The cost basis of investments for federal income tax purposes at February 28, 2010 was as follows*:

	Cost of investments	$15,887,898
	Gross unrealized appreciation	4,269,967
	Gross unrealized depreciation	(622,075)
	Net unrealized appreciation	$3,647,892

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at February 28, 2010

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2010, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Finance and Insurance	$ 767,520	$ -	$ -	$ 767,520
Healthcare and Social Assistance	713,031	-	-	713,031
Information	3,295,611	-	-	3,295,611
Manufacturing	8,661,919	-	-	8,661,919
Mining	1,137,341	-	-	1,137,341
Professional, Scientific, and Technical Services	1,039,360	-	-	1,039,360
Retail Trade	2,612,118	-	-	2,612,118
Utilities	1,227,071	-	-	1,227,071
Total Equity	19,453,971	-	-	19,453,971

Short-Term Investments	81,819	-	-	81,819

Total Investments in Securities	$ 19,535,790	$ -	$ -	$ 19,535,790

Disclosures about Derivative Instruments and Hedging Activities

The fund did not invest in derivative securities or engage in hedging activities during the period ended February 28, 2010.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By    /s/ Joseph Neuberger
              Joseph Neuberger, President

Date    April 14, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/ Joseph Neuberger
              Joseph Neuberger, President

Date    April 14, 2010

By     /s/ John Buckel
John Buckel, Treasurer

Date  April 14, 2010